SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares outstanding beginning	97,827
Number of shares granted
Number of shares forfeited	(97,827)
Number of shares forfeited
Number of shares outstanding ending